Share-based payments - Movements of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) EquityInstruments ¥ / shares	Dec. 31, 2023 CNY (¥) EquityInstruments ¥ / shares	Dec. 31, 2022 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year | ¥	8,141,810
At the end of the year | ¥	6,830,110	8,141,810
Disclosure of number and weighted average remaining contractual life of outstanding share options
Weighted-average exercise price | ¥ / shares	¥ 29.99	¥ 18.02
Weighted-average remaining contractual life	4 years 1 month 28 days	4 years 2 months 19 days
Stock options
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	8,141,810	10,137,344	12,725,995
Exercised			(621,930)
Forfeited	(1,311,700)	(1,995,534)	(1,966,721)
At the end of the year	6,830,110	8,141,810	10,137,344